Share Capital - Schedule of Preferred Shares Outstanding (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares
Class Of Stock [Line Items]
Redemption price per share	$ 25.00
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Stock conversion price per share	$ 18.00
Initial dividend rate percentage	6.95%
Preferred stock, dividend payment terms	The dividend rate was initially set at 6.95%, and increased to 10.5% on January 1, 2018 as the Company did not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.
Series F Preferred Shares [Member] | Maximum [Member]
Class Of Stock [Line Items]
Initial dividend rate percentage	10.50%